Note 2 - Significant Accounting Policies and Methods of Application (Details) - Intangible Assets (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 175	$ 84
Accumulated Amortization	(21)	(8)
Net	154	76
Retail Operations [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	13 years
Gross	130	53
Accumulated Amortization	(15)	(6)
Net	115	47
Retail Operations [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	13 years
Gross	45	30
Accumulated Amortization	(6)	(2)
Net	39	28
Wholesale Services [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		1
Net		$ 1